RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2023 JPY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 JPY (¥)
Related Party Transaction [Line Items]
Payroll withheld as repayments of loan receivables from a related party	$ 22,393		$ 42,458	$ 28,431
Sanae Kobayashi [Member]
Related Party Transaction [Line Items]
Repayments of long-term debt	321,177		51,386	38,927
Payroll withheld as repayments of loan receivables from a related party	22,393		42,458	28,431
Interest income	4,189		$ 7,621	9,944
Metros Development Holdings Inc [Member]
Related Party Transaction [Line Items]
Repayments of debt	8,098
Nagata Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowing amount				$ 4,587	¥ 500,000
Repayments of long-term debt	$ 3,578	¥ 500,000